Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,085,606	$ 6,228,229	$ 3,149,909	$ 19,240,707	$ 21,278,936	$ 15,516,112
(Loss)/Profit After Income Tax Expense for the Year	$ (1,964,737)	$ (9,194,540)	(16,389,292)	(11,571,240)	$ 34,402,821
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			3,149,909	19,240,707
Interest rate risk [member] | Profit or Loss 100 bp Increase [Member]
IfrsStatementLineItems [Line Items]
(Loss)/Profit After Income Tax Expense for the Year			31,499	192,407
Interest rate risk [member] | Profit or Loss 100 bp Decrease [Member]
IfrsStatementLineItems [Line Items]
(Loss)/Profit After Income Tax Expense for the Year			$ (31,499)	$ (192,407)